Note 14 - Employee Benefits - Activity Related to Restricted Stock Units Awarded (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Nonvested (in shares)	42,350
Nonvested, weighted average grant date fair value per share (in dollars per share)	$ 21.72	$ 20.98
Granted (in shares)	29,130
Granted, weighted average grant date fair value per share (in dollars per share)		20.95
Vested (in shares)	(10,440)
Vested, weighted average grant date fair value per share (in dollars per share)		$ 16.56
Nonvested (in shares)	61,040	42,350
Nonvested, weighted average grant date fair value per share (in dollars per share)		$ 21.72
Expected to vest at December 31, 2019 (in shares)	41,136
Expected to vest at December 31, 2019 (in dollars per share)		$ 20.57